Financial Instruments - Schedule of Derivative Assets and Liabilities (Details) - Derivative hedging instruments - Currency risk - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Euro | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	¥ (3,120)	¥ (9,663)
Euro | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	1,054	6,268
United States Dollar | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	1,673	(2,618)
United States Dollar | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	(1,693)
United States Dollar | Cross currency interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities		95,368
Hedging instrument, assets	68,154
Contract amount | Euro | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Contract amount	1,178,796	710,301
Contract amount | Euro | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount	305,964	336,271
Contract amount | United States Dollar | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Contract amount	128,717	170,364
Contract amount | United States Dollar | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount	129,574
Contract amount | United States Dollar | Cross currency interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Contract amount	774,089	874,974
Contract amount to be settled in more than one year | Euro | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Contract amount	0	0
Contract amount to be settled in more than one year | Euro | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount	0	0
Contract amount to be settled in more than one year | United States Dollar | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Contract amount	0	0
Contract amount to be settled in more than one year | United States Dollar | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount	0
Contract amount to be settled in more than one year | United States Dollar | Cross currency interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Contract amount	¥ 774,089	¥ 874,974